Share of associates and joint ventures' profit (loss) (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Share of associates and joint ventures' profit (loss)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Revenue	319	297	616
Operating costs and other expenses	(174)	(227)	(452)
Net interest received (paid)	6	5	10
Profit (loss) before taxation	151	75	174
Taxation	(32)	(13)	(35)
Profit (loss) after taxation	119	62	139
Net impairment reversal of investments in associates	—	10	23
Net impairment reversal of investments in joint ventures	—	6	6
	119	78	168